Consolidated balance sheets (Parentheticals)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Jul. 11, 2018 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Jan. 08, 2014 $ / shares
Statement of Financial Position [Abstract]
Cash and cash equivalents of structure funds | ¥	¥ 2,457,242,507			¥ 911,581,943
Net of allowance for loans principal, interest and financing service fee receivables | ¥	¥ 863,038,604			¥ 440,336,086
Ordinary shares, par value per share (in dollars per share) | (per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized | shares	3,800,000,000			3,800,000,000
Common stock, shares issued | shares	1,371,643,240			1